Net Loss Per Share - Additional Information (Details) - shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Options
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Antidilutive shares	98,901	4,094,656
Restricted Shares
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Antidilutive shares	5,316,935	5,637,453
Nonvested Shares
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Antidilutive shares	3,000,000	3,000,000